Investment Strategy	May 31, 2026
Franklin Dynamic Asset Allocation Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance
Strategy Narrative [Text Block]
The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities. This policy may be changed only after 60 days’ notice to shareholders. Equity and equity-related securities include exchange-traded and over-the-counter (“OTC”) common and preferred stocks, warrants and rights, securities convertible into common stocks and securities of other equity-focused investment companies.
The Investment Manager, as defined below, may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The Investment Manager may also consider other factors that it believes will cause the stock price to rise. While the Investment Manager typically allocates approximately 75% of the fund’s assets to investments in U.S. companies, and 25% of the fund’s assets to investments in international companies, these allocations may vary. The fund invests mainly in developed countries, but may invest in emerging markets. The fund may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, the fund typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index. The fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the fund’s name, are included in the fund’s 80% basket.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	This policy may be changed only after 60 days’ notice to shareholders. Equity and equity-related securities include exchange-traded and over-the-counter (“OTC”) common and preferred stocks, warrants and rights, securities convertible into common stocks and securities of other equity-focused investment companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities.
Prospectus 1 | PUTNAM MORTGAGE OPPORTUNITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). This policy may be changed only after 60 days’ notice to shareholders.
The fund expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, the fund may also invest to a lesser extent in other types of asset-backed securities.
The Investment Manager may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.
The Investment Manager typically uses, to a significant extent, derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed securities. The fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the fund’s name, are included in the fund’s 80% basket.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, the fund may also invest to a lesser extent in other types of asset-backed securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). This policy may be changed only after 60 days’ notice to shareholders.
Prospectus 2 | PUTNAM MORTGAGE OPPORTUNITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). This policy may be changed only after 60 days’ notice to shareholders.
The fund expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, the fund may also invest to a lesser extent in other types of asset-backed securities.
The Investment Manager may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.
The Investment Manager typically uses, to a significant extent, derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed securities. The fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the fund’s name, are included in the fund’s 80% basket.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, the fund may also invest to a lesser extent in other types of asset-backed securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). This policy may be changed only after 60 days’ notice to shareholders.